May 29, 2019

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company and its Massachusetts Mutual Variable Annuity Separate Account 4

Post-Effective Amendment No. 6 to Registration Statement on Form N-4

Prospectus Title: MassMutual Transitions SelectSM II

File Nos. 333-202684, 811-08619

Class Identifier: C000156212

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Depositor”) and its Massachusetts Mutual Variable Annuity Separate Account 4 (the “Registrant”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•	the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 6 (the “Most Recent Amendment”) to the above-referenced Registration Statement, which was filed on May 22, 2019 and became effective on May 24, 2019; and
•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ James M. Rodolakis

James M. Rodolakis

Lead Counsel, Annuity Product & Operations

for Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001, and its affiliated companies.